COMPARATIVE FIGURES	12 Months Ended
Feb. 28, 2015
COMPARATIVE FIGURES [Abstract]
COMPARATIVE FIGURES	24. COMPARATIVE FIGURES Certain comparative figures have been reclassified to conform with the presentation adopted in the current fiscal year.